Transfers of financial assets and variable interest entities (Tables)	6 Months Ended
Jun. 30, 2011
Transfers of financial assets and variable interest entities
Securitizations

in	6M11	6M10

Gains and cash flows (CHF million)

CMBS
Net gain [1]	0	13

Proceeds from transfer of assets	0	523

Cash received on interests that continue to be held	34	83

RMBS
Net gain [1]	36	109

Proceeds from transfer of assets	19,542	19,373

Servicing fees	2	3

Cash received on interests that continue to be held	220	225

ABS [2]
Cash received on interests that continue to be held	3	4

CDO
Net gain/(loss) [1]	17	(6)

Proceeds from transfer of assets	482	2,284

Purchases of previously transferred financial assets or its underlying collateral [3]	(157)	(1,258)

Cash received on interests that continue to be held	7	112

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 2 Primarily home equity loans. 3 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Other asset-backed financing activities

in	6M11	6M10

Gains and cash flows (CHF million)

Net gain/(loss) [1]	(6)	17

Proceeds from transfer of assets [2]	109	260

Purchases of previously transferred financial assets or its underlying collateral	(28)	(527)

Servicing fees	1	0

Cash received on interests that continue to be held	368	712

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the other asset-backed financing activity. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the other asset-backed financing activity pricing date and the sale price of the loans. 2 Primarily home equity loans.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement

end of	2Q11		4Q10

CHF million

CMBS
Principal amount outstanding	37,789	[1]	45,129	[1]

Total assets of SPE	55,789		65,667

RMBS
Principal amount outstanding	85,297	[1]	79,077	[1]

Total assets of SPE	89,415		85,556

ABS
Principal amount outstanding	3,479		4,171

Total assets of SPE	3,479		4,171

CDO
Principal amount outstanding	24,868		29,275	[1]

Total assets of SPE	24,868		29,279

Other asset-backed financing activities
Principal amount outstanding	8,858		10,770

Total assets of SPE	8,858		10,770

1 Principal amount outstanding relates to assets transferred from the Group and does not include principle amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer

at time of transfer	RMBS

CHF million, except where indicated

Fair value of beneficial interests	2,538

of which level 2	2,432

of which level 3	106

Weighted-average life, in years	5.8

Prepayment speed assumption (rate per annum), in % [1]	9.0-23.5

Cash flow discount rate (rate per annum), in % [2]	0.5-71.2

Expected credit losses (rate per annum), in %	0.0-71.0

Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs

end of 2Q11	CMBS	[1]	RMBS	ABS	CDO	[2]	Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests	309		3,575	19	263		1,854

of which non-investment grade	173		1,129	19	28		1,822

Weighted-average life, in years	4.0		5.9	8.6	1.5		2.1

Prepayment speed assumption (rate per annum), in % [3]	–		0.3-31.3	0.8-3.6	–		–

Impact on fair value from 10% adverse change	–		(44.0)	(0.1)	–		–

Impact on fair value from 20% adverse change	–		(87.6)	(0.1)	–		–

Cash flow discount rate (rate per annum), in % [4]	2.0-44.0		1.4-52.0	8.0-26.0	2.0-49.0		0.7-10.0

Impact on fair value from 10% adverse change	(5.7)		(91.4)	(0.5)	(1.7)		(3.2)

Impact on fair value from 20% adverse change	(10.9)		(169.6)	(0.8)	(3.4)		(6.3)

Expected credit losses (rate per annum), in %	1.0-44.0		0.0-49.0	5.0-23.0	0.7-49.0		8.0-12.6

Impact on fair value from 10% adverse change	(4.4)		(64.2)	(0.4)	(1.0)		(3.3)

Impact on fair value from 20% adverse change	(8.5)		(117.4)	(0.7)	(2.1)		(6.6)

end of 4Q10	CMBS	[1]	RMBS	ABS	CDO	[2]	Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests	412		1,694	22	262		2,440

of which non-investment grade	25		1,070	22	35		2,397

Weighted-average life, in years	3.4		6.9	11.4	1.8		3.7

Prepayment speed assumption (rate per annum), in % [3]	–		0.2-35.8	0-4.1	–		–

Impact on fair value from 10% adverse change	–		(38.8)	(0.1)	–		–

Impact on fair value from 20% adverse change	–		(78.1)	(0.3)	–		–

Cash flow discount rate (rate per annum), in % [4]	2.2-40.3		2.2-52.5	7.5-28.0	0.7-29.2		0.8-7.8

Impact on fair value from 10% adverse change	(13.7)		(61.8)	(1.0)	(1.3)		(4.6)

Impact on fair value from 20% adverse change	(26.6)		(117.6)	(1.8)	(2.6)		(9.3)

Expected credit losses (rate per annum), in %	1.8-40.2		1.5-49.9	3.6-24.9	0.8-27.6		6.6-13.3

Impact on fair value from 10% adverse change	(9.8)		(48.2)	(0.6)	(0.8)		(4.1)

Impact on fair value from 20% adverse change	(19.2)		(92.1)	(1.2)	(1.5)		(8.4)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDOs are generally structured to be protected from prepayment risk. 3 PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate was based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved

end of	2Q11	4Q10

CHF million

CMBS
Other assets	625	602

Liability to SPE, included in Other liabilities	(625)	(602)

RMBS
Other assets	0	58

Liability to SPE, included in Other liabilities	0	(58)

ABS
Trading assets	79	19

Other assets	1,534	1,341

Liability to SPE, included in Other liabilities	(1,613)	(1,360)

CDO
Trading assets	47	203

Other assets	194	171

Liability to SPE, included in Other liabilities	(241)	(374)

Other asset-backed financing activities
Trading assets	1,418	1,381

Other assets	26	29

Liability to SPE, included in Other liabilities	(1,444)	(1,410)

Consolidated VIEs in which the Group was primary beneficiary

			Financial intermediation

end of 2Q11	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,171	37	57	79	123	24	1,491

Trading assets	1,857	979	23	3,070	474	1,076	7,479

Investment securities	0	45	0	0	0	0	45

Other investments	0	0	0	7	1,589	447	2,043

Net loans	0	2,939	0	0	51	1,046	4,036

Premises and equipment	0	0	0	0	38	53	91

Loans held-for-sale	6,832	0	6,794	0	5	0	13,631

Other assets	42	1,154	1	25	1,813	98	3,133

Total assets of consolidated VIEs	9,902	5,154	6,875	3,181	4,093	2,744	31,949

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	433	433

Trading liabilities	27	0	0	131	0	7	165

Short-term borrowings	0	4,121	0	5	0	0	4,126

Long-term debt	9,082	25	7,857	479	216	525	18,184

Other liabilities	58	0	61	2	225	474	820

Total liabilities of consolidated VIEs	9,167	4,146	7,918	617	441	1,439	23,728

			Financial intermediation

end of 4Q10	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,011	24	95	118	129	55	1,432

Trading assets	1,943	1,392	31	3,417	605	1,329	8,717

Investment securities	0	72	0	0	0	0	72

Other investments	0	0	0	46	1,781	507	2,334

Net loans	0	2,521	0	0	60	1,164	3,745

Premises and equipment	0	0	0	0	39	33	72

Loans held-for-sale	7,510	0	7,960	0	0	0	15,470

Other assets	58	1,278	1	65	2,278	420	4,100

Total assets of consolidated VIEs	10,522	5,287	8,087	3,646	4,892	3,508	35,942

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	54	54

Trading liabilities	33	0	0	149	0	6	188

Short-term borrowings	0	4,307	0	26	0	0	4,333

Long-term debt	9,617	23	9,139	499	221	240	19,739

Other liabilities	54	6	99	32	322	327	840

Total liabilities of consolidated VIEs	9,704	4,336	9,238	706	543	627	25,154

Non-consolidated VIEs

		Financial intermediation

end of 2Q11	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	100	4,518	2,038	895	2,208	9,759

Net loans	0	142	1,619	4,815	2,919	9,495

Other assets	0	0	40	0	55	95

Total variable interest assets	100	4,660	3,697	5,710	5,182	19,349

Maximum exposure to loss (CHF million)

Maximum exposure to loss	492	7,834	3,833	6,293	5,561	24,013

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	11,358	99,872	61,779	22,630	16,609	212,248

		Financial intermediation

end of 4Q10	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	130	3,847	2,426	645	2,905	9,953

Net loans	332	145	1,634	6,520	2,031	10,662

Other assets	0	0	80	0	32	112

Total variable interest assets	462	3,992	4,140	7,165	4,968	20,727

Maximum exposure to loss (CHF million)

Maximum exposure to loss	634	7,686	4,270	7,936	5,370	25,896

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	10,491	115,024	66,068	31,006	15,778	238,367